UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23072

First Trust Dynamic Europe Equity IncomeFund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

registrant's telephone number, including area code: 630-765-8000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 122.7%
	Aerospace & Defense – 2.3%
887,774	BAE Systems PLC (b)	$7,263,494
	Air Freight & Logistics – 3.1%
201,130	bpost S.A. (b)	4,544,077
119,414	Deutsche Post AG (b)	5,230,252
		9,774,329
	Automobiles – 0.9%
34,702	Daimler AG (b)	2,956,612
	Banks – 16.7%
157,317	ABN AMRO Group NV (b) (c)	4,743,637
101,009	BAWAG Group AG (c)	5,540,693
656,323	ING Groep N.V. (b)	11,075,587
1,527,277	Intesa Sanpaolo S.p.A. (b)	5,560,823
712,599	Nordea Bank AB (b)	7,624,784
115,560	Societe Generale S.A. (b)	6,276,109
450,637	Standard Chartered PLC (b)	4,516,448
351,831	Swedbank AB, Class A (b)	7,905,765
		53,243,846
	Beverages – 2.6%
246,604	Diageo PLC (b)	8,340,076
	Building Products – 2.2%
129,931	Cie de Saint-Gobain (b)	6,861,010
	Capital Markets – 2.6%
226,376	Credit Suisse Group AG (b)	3,801,991
527,151	Natixis S.A. (b)	4,325,434
		8,127,425
	Chemicals – 2.5%
78,159	BASF SE (b)	7,926,679
	Commercial Services & Supplies – 1.2%
1,252,654	Prosegur Cash S.A. (c)	3,768,547
	Diversified Financial Services – 2.5%
250,000	Banca Farmafactoring Spa (b) (c)	1,829,584
1,212,098	Standard Life Aberdeen PLC (b)	6,118,284
		7,947,868
	Diversified Telecommunication Services – 4.7%
474,871	Deutsche Telekom AG (b)	7,769,224
416,298	Orange S.A. (b)	7,076,171
		14,845,395
	Electric Utilities – 6.4%
1,123,049	Enel S.p.A. (b)	6,872,177
454,746	SSE PLC (b)	8,157,842
925,893	Terna Rete Elettrica Nazionale S.p.A (b)	5,410,819
		20,440,838
	Electrical Equipment – 2.5%
198,195	ABB Ltd. (b)	4,712,721
36,836	Schneider Electric SE (b)	3,243,829
		7,956,550
See Notes to Portfolio of Investments

First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Energy Equipment & Services – 1.0%
184,980	Tenaris S.A. (b)	$3,197,579
	Food Products – 2.5%
98,780	Nestle S.A. (b)	7,807,722
	Industrial Conglomerates – 3.0%
75,337	Siemens AG (b)	9,612,799
	Insurance – 10.7%
513,059	Assicurazioni Generali S.p.A. (b)	9,862,141
23,677	Hannover Rueck SE (b)	3,230,303
28,180	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (b)	6,553,019
274,194	Prudential PLC (b)	6,851,746
187,737	SCOR SE (b)	7,664,406
		34,161,615
	Machinery – 1.5%
235,393	SKF AB, Class B (b)	4,822,513
	Media – 5.6%
3,249,534	ITV PLC (b)	6,577,937
435,112	Mediaset Espana Comunicacion S.A. (b)	4,432,313
80,349	RTL Group S.A. (b)	6,670,891
		17,681,141
	Metals & Mining – 3.0%
190,670	Rio Tinto PLC (b)	9,675,367
	Multi-Utilities – 2.5%
702,312	National Grid PLC (b)	7,905,564
	Oil, Gas & Consumable Fuels – 13.3%
1,171,788	BP PLC (b)	7,903,831
258,358	Royal Dutch Shell PLC, Class A (b)	8,230,562
1,814,021	Snam S.p.A. (b)	8,338,707
271,118	Statoil ASA (b)	6,416,814
199,174	TOTAL S.A. (b)	11,416,591
		42,306,505
	Paper & Forest Products – 1.2%
106,975	UPM-Kymmene OYJ (b)	3,965,974
	Personal Products – 2.0%
113,676	Unilever N.V. (b)	6,416,492
	Pharmaceuticals – 8.2%
92,524	Bayer AG (b)	10,430,578
80,561	Novartis AG (b)	6,515,844
39,709	Roche Holding AG (b)	9,109,131
		26,055,553
	Professional Services – 5.0%
126,898	Adecco Group AG (b)	9,038,950
334,377	RELX N.V. (b)	6,931,266
		15,970,216
	Real Estate Management & Development – 1.8%
87,404	Nexity S.A. (b)	5,597,843
See Notes to Portfolio of Investments

First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Software – 1.0%
341,387	Sage Group (The) PLC (b)	$3,067,510
	Textiles, Apparel & Luxury Goods – 1.6%
48,542	Pandora A.S. (b)	5,252,055
	Tobacco – 5.3%
123,080	British American Tobacco PLC (b)	7,114,869
281,600	Imperial Brands PLC (b)	9,588,340
		16,703,209
	Wireless Telecommunication Services – 3.3%
3,803,133	Vodafone Group PLC (b)	10,405,490
	Total Common Stocks	390,057,816
	(Cost $374,479,606)
REAL ESTATE INVESTMENT TRUSTS (a) – 6.2%
	Equity Real Estate Investment Trusts – 6.2%
1,035,035	British Land (The) Co., PLC (b)	9,330,161
152,658	Eurocommercial Properties N.V. (b)	6,303,694
40,459	ICADE (b)	3,927,945
	Total Real Estate Investment Trusts	19,561,800
	(Cost $20,556,072)
	Total Investments – 128.9%	409,619,616
	(Cost $395,035,678) (d)

Number of Contracts	Description	Notional Amount	Exercise Price (Euro)	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.2)%
645	EURO STOXX 50 Index	$26,678,210	€3,475.00	Apr 2018	(46,810)
601	EURO STOXX 50 Index	24,858,301	3,700.00	Apr 2018	(1,478)
614	EURO STOXX 50 Index	25,396,002	3,450.00	May 2018	(151,001)
644	EURO STOXX 50 Index	26,636,849	3,475.00	May 2018	(116,456)
615	EURO STOXX 50 Index	25,437,363	3,450.00	Jun 2018	(181,736)
	Total Call Options Written				(497,481)
	(Premiums received $1,717,373)

Outstanding Loan – (32.9)%	(104,588,248)
Net Other Assets and Liabilities – 4.2%	13,273,526
Net Assets – 100.0%	$317,807,413

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 3/31/2018	Sale Value as of 3/31/2018	Unrealized Appreciation/ (Depreciation)
05/02/18	BNS	USD	23,015,406	EUR	18,370,000	$ 23,015,406	$ 22,650,043	$ 365,363
05/02/18	BNS	USD	16,494,388	GBP	11,600,000	16,494,388	16,294,813	199,575
Net Unrealized Appreciation (Depreciation)								$564,938

Counterparty Abbreviations
BNS	Bank of Nova Scotia
See Note 2C – Forward Foreign Currency Contracts in the Notes to Portfolio of Investments.

(a)	All or a portion of these securities are available to serve as collateral for the outstanding loan and call options written.
See Notes to Portfolio of Investments

First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2018, securities noted as such are valued at $400,310,376 or 126.0% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange (“NYSE”) close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $38,141,217 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $21,772,449. The net unrealized appreciation was $16,368,768. The amounts presented are inclusive of derivative contracts.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
ASSETS TABLE
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Banks	$ 53,243,846	$ 5,540,693	$ 47,703,153	$ —
Commercial Services & Supplies	3,768,547	3,768,547	—	—
Other industry categories*	333,045,423	—	333,045,423	—
Real Estate Investment Trusts*	19,561,800	—	19,561,800	—
Total Investments	409,619,616	9,309,240	400,310,376	—
Forward Foreign Currency Contracts	564,938	—	564,938	—
Total	$ 410,184,554	$ 9,309,240	$ 400,875,314	$—

LIABILITIES TABLE
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (497,481)	$ —	$ (497,481)	$ —

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of March 31, 2018, the Fund transferred investments valued at $328,633,942 from Level 1 to Level 2 of the fair value hierarchy. The investments that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close on the last business day of the period exceeding a certain threshold. Previously, these investments were valued based on quoted prices.
See Notes to Portfolio of Investments

First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Currency Exposure Diversification	% of Total Investments(1)
EUR	49.0%
GBP	23.5
CHF	10.0
USD	9.6
SEK	5.0
NOK	1.6
DKK	1.3
Total	100.0%

(1)	The weightings include the impact of currency forwards.

Currency Abbreviations
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar
Country(2)	% of Total Investments
United Kingdom	29.5%
France	13.8
Germany	13.1
Switzerland	10.0
Italy	9.2
Netherlands	8.7
Sweden	5.0
Luxembourg	2.4
Spain	2.0
Norway	1.6
Austria	1.3
Denmark	1.3
Belgium	1.1
Finland	1.0
Total	100.0%
(2) Portfolio securities are categorized based upon their country of incorporation.

See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust Dynamic Europe Equity Income Fund (FDEU)
March 31, 2018 (Unaudited)
1. Organization
First Trust Dynamic Europe Equity Income Fund (the “Fund”) is a non-diversified, closed-end management investment company organized as a Massachusetts business trust on May 11, 2015, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund trades under the ticker symbol FDEU on the New York Stock Exchange (“NYSE”).
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
The net asset value (“NAV”) of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, the value of call options written (sold), dividends declared but unpaid, and any borrowings of the Fund) by the total number of Common Shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Fund’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks, real estate investment trusts, and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Over-the-counter options contracts are fair valued at the closing price in the market of the underlying contracts where such contracts are principally traded.
Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by a third-party pricing service.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;

Notes to Portfolio of Investments (Continued)
First Trust Dynamic Europe Equity Income Fund (FDEU)
March 31, 2018 (Unaudited)
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of March 31, 2018, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
C. Forward Foreign Currency Contracts
The Fund is subject to foreign currency risk in the normal course of pursuing its investment objective. Forward foreign currency contracts are agreements between two parties (“Counterparties”) to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund’s foreign currency exposure. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts

Notes to Portfolio of Investments (Continued)
First Trust Dynamic Europe Equity Income Fund (FDEU)
March 31, 2018 (Unaudited)
and the forward rates at the reporting date, is included on the Forward Foreign Currency Contracts table in the Portfolio of Investments. Risks arise from the possible inability of Counterparties to meet the terms of their contracts and from movement in currency, securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in the Portfolio of Investments. In the event of default by the Counterparty, the Fund will provide notice to the Counterparty of the Fund’s intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
D. Foreign Currency
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.
E. Option Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may write (sell) options to hedge against changes in the value of equities. Also, the Fund seeks to generate additional income, in the form of premiums received, from writing (selling) the options. The Fund may write (sell) covered call options (“options”) on a portion of the equity securities held in the Fund’s portfolio and on certain broad-based securities indices as determined to be appropriate by the Advisor, and consistent with the Fund’s investment objective in an amount up to 40% of the value of its Managed Assets. The Fund will write (sell) a call option on an individual security only if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Advisor, Janus Capital Management LLC (the “Sub-Advisor”) (in accordance with procedures approved by the Board of Trustees) in such amount that are segregated by the Fund’s custodian) upon conversion or exchange of other securities held by the Fund. Options on securities indices are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security and are similar to options on single securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. The Fund will not write (sell) “naked” or uncovered call options. If certain equity securities held in the Fund’s portfolio are not covered by a related call option on the individual equity security, securities index options may be written on all or a portion of such uncovered securities. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options’ expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.
The options that the Fund writes (sells) will either be exercised, expire or be canceled pursuant to a closing transaction. If the price of the underlying equity security exceeds the option’s exercise price, it is likely that the option holder will exercise the option. If an option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying security to the option holder upon payment of the strike price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying security is less than the option’s strike price, the option will likely expire without being exercised. The option premium received by the Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same series as the option written (sold) by the Fund.
The options that the Fund writes (sells) give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option’s expiration date. The ability to successfully implement the writing (selling) of covered call options depends on the ability of the Sub-Advisor to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, which may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.

Notes to Portfolio of Investments (Continued)
First Trust Dynamic Europe Equity Income Fund (FDEU)
March 31, 2018 (Unaudited)
Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund’s maximum equity price risk for purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund’s ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.
3. Derivative Transactions
During the fiscal year-to-date period (January 1, 2018 through March 31, 2018), the notional values of forward foreign currency contracts opened and closed were $39,509,794 and $36,774,844, respectively.
During the fiscal year-to-date period (January 1, 2018 through March 31, 2018), the premiums for written options opened were $2,064,430, and the premiums for written options closed, exercised and expired were $2,254,391.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Dynamic Europe Equity IncomeFund

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date:	May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	May 29, 2018

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	May 29, 2018

* Print the name and title of each signing officer under his or her signature.